Stock-Based Compensation - Assumptions Used Estimate Fair Value of Employee Stock Purchase Plans (Detail) - $ / shares shares in Thousands	6 Months Ended					12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares purchased for offering period	3,536	3,498	3,113	2,804	3,405
Fair value per share	$ 0.77	$ 1.24	$ 2.39	$ 1.72	$ 3.32
Assumptions
Risk-free interest rate (average)	0.47%	0.18%	0.11%	0.40%	0.80%	1.10%	1.10%	1.20%
Weighted average expected life (years)	6 months	6 months	6 months	6 months	6 months	4 years 9 months 18 days	4 years	3 years 6 months
Volatility (average)	40.40%	66.10%	103.80%	109.10%	74.00%	74.30%	83.50%	82.90%